Segment information - Client information(Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment information
Revenues	$ 650,752	$ 520,548	$ 398,331
Revenues. | Customers | External customers with individual turnover over 10%
Segment information
Concentration of risk (as a percent)	10.00%
Revenues	$ 340,189	293,761	206,253
Revenues. | Customers | External customers with individual turnover over 5%
Segment information
Concentration of risk (as a percent)	5.00%
Revenues	$ 387,114	$ 333,404	$ 269,021